OTHER FINANCIAL ITEMS, NET (Tables)	12 Months Ended
Dec. 31, 2019
Other Income and Expenses [Abstract]
Other financial items
Other financial items comprise the following items:

	Year ended December 31,
(in thousands of $)	2019	2018	2017
Net payments on non-designated derivatives relating to interest rate swaps	1,389	170	(2,985)
Net payments on non-designated derivatives relating to cross currency swaps	—	—	—
Net payments on non-designated derivatives relating to combined cross currency and interest rate swaps	(194)	(891)	(2,139)
Total net cash movement on non-designated derivatives	1,195	(721)	(5,124)
Net (decrease)/increase in mark-to-market valuation of non-designated derivatives relating to interest rate swaps	(4,123)	2,687	2,290
Net (decrease)/increase in mark-to-market valuation of non-designated derivatives relating to cross currency swaps	—	—	—
Net (decrease)/increase in mark-to-market valuation of non-designated derivatives relating to combined cross currency and interest rate swaps	673	11,221	5,778
Total net movement in fair value of non-designated derivatives	(3,450)	13,908	8,068
Net movement in fair value of designated derivatives (ineffective portion)	—	(11)	140
Impairment of long-term receivables	(9,168)	(1,729)	—
Other items	(1,330)	(1,040)	(5,768)
Total other financial items, net	(12,753)	10,407	(2,684)